CENTURY CAPITAL MANAGEMENT TRUST
June 26, 2014

Supplement to the Statement of Additional Information dated February 28, 2014

The table entitled “INTERESTED TRUSTEE and OFFICERS” on page 20 of the Statement of Additional Information is replaced, in its entirety, with the following table:

INTERESTED TRUSTEE and OFFICERS1

Alexander L. Thorndike (1966) Trustee, 1999 to present; Chairman and Principal Executive Officer, 2004 to present	Managing Partner, Century Capital Management, LLC. No other directorships held.	3
Julie Smith (1971) Principal Financial Officer, 2008 to present	Chief Financial Officer, Century Capital Management, LLC.	N/A
Jennifer Mortimer (1971) Chief Compliance Officer, June 2014 to present
Chief Compliance Officer, Century Capital Management, LLC (June 2014 to present).  Formerly, Fund Chief Compliance Officer (2012 to June 2014) and Compliance Manager (2011 to 2012), Foreside Compliance Services, LLC; Vice President (2010 to 2011) and Assistant Vice President (2005 to 2010), Wellington Management Company, LLP.

		N/A

1 Each person listed is considered an "interested person" of the Trust within the meaning of the 1940 Act by virtue of being an officer or employee of the Adviser.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.